UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III       New York, New York     November 16, 2009
-----------------------------      -------------------    ------------------
        [Signature]                   [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          41
                                               -------------

Form 13F Information Table Value Total:         $467,082
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number Name

NONE


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                                                               FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
                                                           VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS      SOLE   SHARED  NONE
AGL RES INC                   COM              001204106  13,403    380,026 SH         SOLE                   380,026
ALLIANT ENERGY CORP           COM              018802108  25,266    907,217 SH         SOLE                   907,217
AMERICAN ELEC PWR INC         COM              025537101  15,276    492,941 SH         SOLE                   492,941
BUCYRUS INTL INC NEW          COM              118759109   9,511    267,099 SH         SOLE                   267,099
CENTERPOINT ENERGY INC        COM              15189T107  21,796  1,753,500 SH         SOLE                 1,753,500
CENTRAL VT PUB SVC CORP       COM              155771108   1,799     93,200 SH         SOLE                    93,200
CENTURY ALUM CO               COM              156431108   3,460    370,021 SH         SOLE                   370,021
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109  11,973    640,979 SH         SOLE                   640,979
CONSTELLATION ENERGY GROUP I  COM              210371100  23,244    718,070 SH         SOLE                   718,070
CSX CORP                      COM              126408103  10,172    243,008 SH         SOLE                   243,008
DPL INC                       COM              233293109  17,935    687,159 SH         SOLE                   687,159
EMPIRE DIST ELEC CO           COM              291641108   3,578    197,800 SH         SOLE                   197,800
ENTERGY CORP NEW              COM              29364G103  32,350    405,087 SH         SOLE                   405,087
F M C CORP                    COM NEW          302491303   5,706    101,443 SH         SOLE                   101,443
FREEPORT-MCMORAN COPPER & GO  COM              35671D857   4,048     59,000 SH         SOLE                    59,000
GENERAL ELECTRIC CO           COM              369604103   3,284    200,000 SH         SOLE                   200,000
GENESEE & WYO INC             CL A             371559105   8,316    274,264 SH         SOLE                   274,264
GREAT PLAINS ENERGY INC       UNIT 06/15/2042  391164803  11,919    188,000 SH         SOLE                   188,000
HAWAIIAN ELEC INDUSTRIES      COM              419870100   2,133    117,728 SH         SOLE                   117,728
INSITUFORM TECHNOLOGIES INC   CL A             457667103  16,822    878,885 SH         SOLE                   878,885
ITC HLDGS CORP                COM              465685105  27,964    615,262 SH         SOLE                   615,262
LACLEDE GROUP INC             COM              505597104   5,024    156,229 SH         SOLE                   156,229
MASSEY ENERGY CORP            COM              576206106   1,534     55,000 SH         SOLE                    55,000
MYR GROUP INC DEL             COM              55405W104  10,484    497,124 SH         SOLE                   497,124
NATIONAL FUEL GAS CO N J      COM              636180101   7,098    154,945 SH         SOLE                   154,945
NICOR INC                     COM              654086107   3,831    104,695 SH         SOLE                   104,695
NISOURCE INC                  COM              65473P105  11,598    835,000 SH         SOLE                   835,000
NRG ENERGY INC                COM NEW          629377508   6,867    243,586 SH         SOLE                   243,586
OGE ENERGY CORP               COM              670837103  14,595    441,192 SH         SOLE                   441,192
ONEOK INC NEW                 COM              682680103  21,608    590,049 SH         SOLE                   590,049
PNM RES INC                   COM              69349H107   7,781    666,161 SH         SOLE                   666,161
PUBLIC SVC ENTERPRISE GROUP   COM              744573106  14,220    452,300 SH         SOLE                   452,300
QUANTA SVCS INC               COM              74762E102   4,769    215,494 SH         SOLE                   215,494
QUESTAR CORP                  COM              748356102   5,932    157,926 SH         SOLE                   157,926
RRI ENERGY INC                COM              74971X107   2,463    345,000 SH         SOLE                   345,000
SCANA CORP NEW                COM              80589M102  12,739    365,027 SH         SOLE                   365,027
SPDR GOLD TRUST               GOLD SHS         78463V107   7,093     71,757 SH         SOLE                    71,757
UNION PAC CORP                COM              907818108  14,232    243,902 SH         SOLE                   243,902
WALTER ENERGY INC             COM              93317Q105   4,619     76,914 SH         SOLE                    76,914
WESCO INTL INC                COM              95082P105  19,244    668,209 SH         SOLE                   668,209
WISCONSIN ENERGY CORP         COM              976657106  21,396    473,674 SH         SOLE                   473,674

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